UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05133 )

Exact name of registrant as specified in charter: Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (40.4%)(a)

		Principal amount	Value

Basic Materials (4.5%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		$60,000	$49,350
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		130,000	116,675
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		122,000	96,990
AK Steel Corp. company guaranty 7 3/4s, 2012		375,000	373,125
ARCO Chemical Co. debs. 10 1/4s, 2010		220,000	244,200
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		105,000	115,238
Builders FirstSource, Inc. company guaranty FRB
9.624s, 2012		115,000	112,700
Century Aluminum Co. company guaranty 7 1/2s, 2014		80,000	80,600
Chaparral Steel Co. company guaranty 10s, 2013		355,000	394,938
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	185,000	231,223
Clondalkin Industries BV 144A sr. notes 8s, 2014
(Netherlands)	EUR	245,000	344,349
Cognis Holding GmbH & Co. 144A sr. notes 12.282s, 2015
(Germany) (PIK)	EUR	205,854	278,490
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	50,000	72,461
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		375,000	360,000
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		520,000	439,400
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		25,000	26,563
Georgia-Pacific Corp. debs. 9 1/2s, 2011		320,000	352,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		40,000	43,000
Hercules, Inc. company guaranty 6 3/4s, 2029		180,000	174,150
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance
ULC 144A sr. notes 9 3/4s, 2014		$295,000	299,425
Huntsman, LLC company guaranty 11 5/8s, 2010		97,000	107,185
IMC Global, Inc. notes 7.3s, 2028		120,000	109,200
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		119,000	114,538
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		150,000	138,375
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	124,931	171,082
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$290,000	319,000
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		95,000	98,800
Lyondell Chemical Co. company guaranty 8s, 2014		155,000	159,844
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		200,000	211,500
Metals USA, Inc. sec. notes 11 1/8s, 2015		300,000	332,250
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		225,000	225,563
Momentive Performance Materials, Inc. 144A sr. sub.
notes 11 1/2s, 2016		75,000	73,969
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		50,000	51,125
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		30,000	30,488
Nalco Co. sr. sub. notes 9s, 2013	EUR	190,000	275,604
Nalco Co. sr. sub. notes 8 7/8s, 2013		$5,000	5,288
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg) (S)		265,000	271,294
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	50,000	70,838
NewPage Corp. sec. notes 10s, 2012		$220,000	231,550
Newpage Holding Corp. sr. notes 12.389s, 2013 (PIK)		85,000	82,450
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		290,000	292,900
Novelis, Inc. 144A sr. notes 7 1/4s, 2015		215,000	206,400
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		98,714	101,182
PQ Corp. company guaranty 7 1/2s, 2013		230,000	224,250
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	245,000	346,459
Stone Container Corp. sr. notes 9 3/4s, 2011		$285,000	294,263
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		40,000	36,400
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		40,000	42,200
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		23,486	18,319
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		13,329	10,397
			8,857,590

Capital Goods (3.7%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		170,000	168,300
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		233,000	245,233
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		30,000	29,100
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		475,000	505,875
Blount, Inc. sr. sub. notes 8 7/8s, 2012		200,000	204,000

Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		75,000	75,563
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		140,000	140,525
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		335,000	343,375
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	235,000	324,846
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $78,000) (RES)		$238,000	170,170
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		325,000	321,750
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		325,000	329,875
Impress Holdings BV 144A sec. FRN 8.512s, 2013
(Netherlands)		170,000	170,850
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		335,000	342,538
L-3 Communications Corp. company guaranty 7 5/8s, 2012		100,000	103,625
L-3 Communications Corp. company guaranty 6 1/8s, 2013		120,000	118,800
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		75,000	72,750
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		215,000	213,388
Legrand SA debs. 8 1/2s, 2025 (France)		405,000	461,700
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		170,000	182,750
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		340,000	321,300
Owens-Brockway Glass Container, Inc. company guaranty
8 1/4s, 2013		100,000	103,000
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	230,000	305,747
Owens-Brockway Glass Container, Inc. sr. sec. notes
8 3/4s, 2012		$65,000	68,738
Owens-Illinois, Inc. debs. 7 1/2s, 2010		55,000	55,550
Ray Acquisition SCA 144A sec. notes 9 3/8s, 2015
(France)	EUR	340,000	515,255
RBS Global, Inc. and Rexnord Corp. 144A company
guaranty 9 1/2s, 2014		$290,000	302,325
RBS Global, Inc. and Rexnord Corp. 144A sr. sub. notes
11 3/4s, 2016		40,000	42,100
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		235,000	197,400
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		320,000	360,000
Terex Corp. company guaranty 7 3/8s, 2014		390,000	395,850
			7,192,278

Communication Services (3.7%)
American Cellular Corp. company guaranty 9 1/2s, 2009		45,000	44,888
American Cellular Corp. sr. notes Ser. B, 10s, 2011		320,000	337,600
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	96,750
Centennial Communications Corp. sr. notes 10s, 2013		145,000	151,525
Centennial Communications Corp. sr. notes FRN 11.122s,
2013		40,000	41,800
Citizens Communications Co. notes 9 1/4s, 2011		240,000	265,500
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014		335,000	342,538
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		220,000	233,200
Dobson Cellular Systems sec. notes 9 7/8s, 2012		160,000	173,600
Dobson Communications Corp. sr. notes FRN 9.624s, 2012		75,000	76,406
Idearc Inc. 144A sr. notes 8s, 2016		515,000	523,369
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		100,000	103,375
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		280,000	255,850
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		385,000	422,056
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 5/8s, 2015 (Bermuda)		10,000	10,388
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		100,000	101,875
iPCS, Inc. sr. notes 11 1/2s, 2012		70,000	77,875
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010		195,000	203,044
Level 3 Financing, Inc. company guaranty FRB 11.8s,
2011		100,000	105,750
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014		100,000	101,125
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014		255,000	259,144
PanAmSat Corp. company guaranty 9s, 2014		335,000	351,750
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		540,000	556,200
Qwest Corp. debs. 7 1/4s, 2025		65,000	66,625
Qwest Corp. notes 8 7/8s, 2012		430,000	478,913
Qwest Corp. sr. notes 7 5/8s, 2015		150,000	160,125
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		330,000	331,238
Rural Cellular Corp. sr. notes 9 7/8s, 2010		150,000	158,625
Rural Cellular Corp. sr. sub. FRN 11.121s, 2012		50,000	52,000
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		70,000	71,750
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		345,000	335,513
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		325,000	346,125
Windstream Corp. 144A sr. notes 8 5/8s, 2016		295,000	321,181
Windstream Corp. 144A sr. notes 8 1/8s, 2013		155,000	167,788
			7,325,491

Consumer Cyclicals (9.1%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,

2009		335,000	324,950
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		105,000	105,788
Ashton Woods USA, LLC/Ashton Woods Finance Co. sr.
sub. notes 9 1/2s, 2015		100,000	86,000
Associated Materials, Inc. company guaranty 9 3/4s,
2012		350,000	357,875
Autonation, Inc. company guaranty 7s, 2014		40,000	40,000
Autonation, Inc. company guaranty FRB 7.374s, 2013		60,000	60,000
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		25,000	25,781
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		195,000	193,050
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		290,000	287,463
Building Materials Corp. company guaranty 8s, 2008		70,000	68,950
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		4,956	5,117
Delco Remy International, Inc. company guaranty 11s,
2009		4,000	1,440
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		245,000	256,025
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		100,000	88,500
Dex Media, Inc. notes 8s, 2013		55,000	56,100
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		100,000	106,500
Ford Motor Co. notes 7.45s, 2031		350,000	276,938
Ford Motor Credit Corp. bonds 7 3/8s, 2011		90,000	88,933
Ford Motor Credit Corp. notes 7 7/8s, 2010		545,000	547,478
Ford Motor Credit Corp. notes 7 3/8s, 2009		190,000	189,682
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		510,000	543,099
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		179,000	190,042
General Motors Acceptance Corp. notes 7 3/4s, 2010		555,000	581,014
General Motors Acceptance Corp. notes 6 7/8s, 2012		520,000	535,876
General Motors Acceptance Corp. notes 6 3/4s, 2014		645,000	661,353
General Motors Acceptance Corp. notes 5 1/8s, 2008		135,000	133,278
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		270,000	269,478
General Motors Corp. notes 7.2s, 2011		550,000	524,563
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012		329,000	335,580
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007		60,000	60,450
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		370,000	378,325
Harry & David Holdings, Inc. company guaranty 9s, 2013		75,000	72,375
Host Marriott LP sr. notes 7 1/8s, 2013 (R)		120,000	122,550
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		215,000	218,225
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		355,000	387,838
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		75,000	76,688
Jostens IH Corp. company guaranty 7 5/8s, 2012		500,000	505,000
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012		50,000	50,688
K. Hovnanian Enterprises, Inc. company guaranty
7 3/4s, 2013		100,000	98,250
KB Home sr. sub. notes 9 1/2s, 2011		2,000	2,065
Lamar Media Corp. company guaranty 7 1/4s, 2013		130,000	130,650
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		80,000	77,700
Lear Corp. company guaranty Ser. B, 8.11s, 2009 (S)		385,000	405,694
Lear Corp. sr. notes 8 1/8s, 2008	EUR	95,000	131,887
Lear Corp. 144A sr. notes 8 1/2s, 2013		$200,000	198,250
Levi Strauss & Co. sr. notes 9 3/4s, 2015		253,000	270,394
Levi Strauss & Co. sr. notes 8 7/8s, 2016		145,000	149,894
Meritage Homes Corp. company guaranty 6 1/4s, 2015		60,000	55,500
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		95,000	101,413
MGM Mirage, Inc. company guaranty 6s, 2009		280,000	279,300
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	1,975
Michaels Stores, Inc. 144A sr. notes 10s, 2014		95,000	97,019
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016		155,000	158,875
Mirage Resorts, Inc. debs. 7 1/4s, 2017		25,000	24,438
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		70,000	49,350
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		450,000	487,688
NTK Holdings, Inc. sr. disc. notes zero %, 2014		325,000	224,250
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		100,000	102,500
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		278,000	285,645
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		340,000	346,800
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		70,000	68,950
PRIMEDIA, Inc. sr. notes 8s, 2013		260,000	243,100
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013		20,000	19,150
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013		145,000	138,838
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		85,000	81,388
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016		160,000	168,000
Reader's Digest Association, Inc. (The) sr. notes
6 1/2s, 2011		440,000	450,450
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		328,000	334,560
Scientific Games Corp. company guaranty 6 1/4s, 2012		175,000	169,313
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		260,000	270,075
Standard Pacific Corp. sr. notes 7s, 2015		115,000	109,538
Standard Pacific Corp. sr. notes 6 1/2s, 2008		55,000	54,931
Starwood Hotels & Resorts Worldwide, Inc. debs.
7 3/8s, 2015		80,000	82,878
Station Casinos, Inc. sr. notes 6s, 2012		383,000	367,680

Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	90,000	83,925
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	125,000	126,875
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	175,000	191,188
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	310,000	313,100
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	335,000	323,275
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	345,000	342,413
TRW Automotive, Inc. sr. notes 9 3/8s, 2013	270,000	289,575
TRW Automotive, Inc. sr. sub. notes 11s, 2013	160,000	175,600
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	180,000	180,000
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	446,000	442,655
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	130,000	116,350
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	359,525
		17,995,861

Consumer Staples (6.9%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)	20,000	17,050
Adelphia Communications Corp. sr. notes Ser. B,
9 7/8s, 2007 (In default) (NON)	235,000	200,925
Affinion Group, Inc. company guaranty 11 1/2s, 2015	135,000	142,425
Affinion Group, Inc. company guaranty 10 1/8s, 2013	335,000	354,263
Affinity Group, Inc. sr. sub. notes 9s, 2012	360,000	356,400
AMC Entertainment, Inc. company guaranty 11s, 2016	125,000	137,969
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	259,000	249,935
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	285,000	286,781
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s, 2016	150,000	144,563
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	100,000	96,625
Brand Services, Inc. company guaranty 12s, 2012	309,000	344,921
Buffets, Inc. 144A sr. unsec 12 1/2s, 2014	335,000	335,838
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	195,000	193,538
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	100,000	98,250
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	692,000	678,160
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	430,000	448,275
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	280,000	292,600
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	30,000	27,900
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	380,000	335,350
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	125,450
Cinemark USA, Inc. sr. sub. notes 9s, 2013	55,000	57,200
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	325,000	266,500
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	115,000	117,731
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012	10,000	10,413
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	3,000	3,101
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	255,000	259,781
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012	205,000	201,413
Dean Foods Co. company guaranty 7s, 2016	240,000	245,100
Del Monte Corp. company guaranty 6 3/4s, 2015	105,000	103,425
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	270,000	284,850
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	375,000	361,875
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	185,000	192,169
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	106,000	109,975
Echostar DBS Corp. company guaranty 6 5/8s, 2014	30,000	29,100
Echostar DBS Corp. sr. notes 6 3/8s, 2011	430,000	427,850
Echostar DBS Corp. 144A sr. notes 7s, 2013	155,000	154,613
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	154,225
Hertz Corp. 144A sr. notes 8 7/8s, 2014	185,000	191,938
Ion Media Networks, Inc. 144A sec. FRN 11.624s, 2013	95,000	95,475
Ion Media Networks, Inc. 144A sec. FRN 8.624s, 2012	120,000	121,200
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	315,000	299,250
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)	185,000	146,613
Nutro Products, Inc. 144A sr. notes FRN 9.4s, 2013	325,000	334,750
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	375,000	382,500
Playtex Products, Inc. sec. notes 8s, 2011	480,000	501,600
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	342,000	350,550
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	205,000	215,250
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014	75,000	83,250
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	145,000	137,025
Rental Services Corp. 144A bonds 9 1/2s, 2014	80,000	81,000
Rite Aid Corp. company guaranty 7 1/2s, 2015	105,000	100,800
Rite Aid Corp. sec. notes 8 1/8s, 2010	115,000	116,438
Sbarro, Inc. company guaranty 11s, 2009	210,000	213,413
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	55,000	54,863
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	180,000	177,750

Six Flags, Inc. sr. notes 8 7/8s, 2010		138,000	133,170
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		545,000	459,163
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013		160,000	143,200
Swift & Co. company guaranty 10 1/8s, 2009		215,000	221,450
Swift & Co. sr. sub. notes 12 1/2s, 2010		165,000	169,125
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013		84,000	84,000
United Rentals NA, Inc. sr. sub. notes 7s, 2014 (S)		155,000	150,350
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010		290,000	295,075
Universal City Florida Holding Co. sr. notes FRN
10.121s, 2010		107,000	109,943
Young Broadcasting, Inc. company guaranty 10s, 2011		264,000	249,480
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		70,000	60,200
			13,525,360

Energy (3.6%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		340,000	333,200
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)		76,000	79,800
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		240,000	232,200
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015		60,000	62,175
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		190,000	196,175
Chesapeake Energy Corp. sr. notes 7s, 2014		250,000	251,250
Complete Production Services, Inc. 144A sr. notes 8s,
2016		270,000	272,700
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		355,000	337,250
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		120,000	114,600
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		100,000	101,500
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014		27,000	27,135
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014		60,000	56,100
Encore Acquisition Co. sr. sub. notes 6s, 2015		213,000	193,298
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		235,000	232,650
Forest Oil Corp. sr. notes 8s, 2011		135,000	140,400
Hanover Compressor Co. sr. notes 9s, 2014		90,000	96,525
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011		40,000	41,700
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		365,000	346,750
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016		320,000	336,800
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014		485,000	470,450
Massey Energy Co. sr. notes 6 5/8s, 2010		335,000	336,675
Newfield Exploration Co. sr. notes 7 5/8s, 2011		150,000	156,563
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		210,000	210,000
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		95,000	98,325
Peabody Energy Corp. company guaranty 7 3/8s, 2016		95,000	99,869
Peabody Energy Corp. sr. notes 5 7/8s, 2016		180,000	171,900
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		440,000	458,150
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		185,000	177,138
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013		95,000	97,375
Pride International, Inc. sr. notes 7 3/8s, 2014		210,000	217,875
Sabine Pass LNG LP 144A sec. notes 7 1/2s, 2016		200,000	200,250
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013		410,000	414,100
Whiting Petroleum Corp. company guaranty 7s, 2014		575,000	575,000
			7,135,878

Financial (0.2%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)		60,000	60,450
E*Trade Finance Corp. sr. notes 8s, 2011		230,000	238,625
Finova Group, Inc. notes 7 1/2s, 2009		210,000	60,900
			359,975

Health Care (2.8%)
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015		320,000	344,800
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012		408,000	392,700
DaVita, Inc. company guaranty 6 5/8s, 2013		285,000	282,863
HCA, Inc. notes 6 3/8s, 2015		65,000	54,113
HCA, Inc. sr. notes 6.95s, 2012		70,000	65,450
HCA, Inc. 144A sec. notes 9 5/8s, 2016		285,000	298,538
HCA, Inc. 144A sec. notes 9 1/4s, 2016		365,000	380,969
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		321,000	260,010
Nycomed A/S 144A sr. notes 11 3/4s, 2013 (PIK)
(Denmark)	EUR	264,687	372,107
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		$50,000	48,875
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		155,000	146,475
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		360,000	357,300
Select Medical Corp. company guaranty 7 5/8s, 2015		385,000	321,475
Service Corporation International sr. notes 8s, 2017		65,000	64,675
Service Corporation International sr. notes 6 3/4s,
2016		180,000	176,850
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		340,000	323,850
Tenet Healthcare Corp. notes 7 3/8s, 2013		265,000	241,813
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		165,000	165,413
Triad Hospitals, Inc. sr. notes 7s, 2012		165,000	166,650

Triad Hospitals, Inc. sr. sub. notes 7s, 2013	175,000	175,438
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)	100,000	106,500
US Oncology, Inc. company guaranty 9s, 2012	160,000	167,600
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	395,000	395,000
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	65,000	73,369
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	75,000	76,875
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	50,000	50,938
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	80,900
		5,591,546

Technology (2.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	328,000	336,200
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	184,000	172,500
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	95,000	93,575
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)	120,000	127,500
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	85,213
Compucom Systems, Inc. 144A sr. notes 12s, 2014	165,000	169,950
Conexant Systems, Inc. 144A sec. FRN 9.126s, 2010	125,000	126,406
Freescale Semiconductor, Inc. 144A sr. notes 9 7/8s,
2014 (PIK)	220,000	220,000
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	430,000	431,075
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016	215,000	217,419
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	74,725
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	355,000	366,538
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	45,000	42,863
Lucent Technologies, Inc. debs. 6.45s, 2029	355,000	319,500
Lucent Technologies, Inc. notes 5 1/2s, 2008	50,000	49,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	90,000	68,850
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	165,000	176,756
Nortel Networks, Ltd. 144A company guaranty FRN
9.624s, 2011 (Canada) (S)	180,000	186,750
NXP BV/NXP Funding, LLC 144A sec. FRN 8.118s, 2013
(Netherlands)	170,000	172,550
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)	275,000	282,563
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	252,000	267,120
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	506,000	530,668
UGS Capital Corp. II 144A sr. notes 10.38s, 2011	80,000	84,400
UGS Corp. company guaranty 10s, 2012	240,000	261,600
Xerox Capital Trust I company guaranty 8s, 2027	175,000	179,375
Xerox Corp. company guaranty 9 3/4s, 2009	3,000	3,261
Xerox Corp. sr. notes 7 5/8s, 2013	41,000	43,325
Xerox Corp. sr. notes 6 7/8s, 2011	185,000	195,545
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	120,000	127,606
		5,413,583

Transportation (0.3%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008	230,000	230,000
Kansas City Southern Railway Co. company guaranty
9 1/2s, 2008	275,000	288,750
		518,750

Utilities & Power (2.9%)
AES Corp. (The) sr. notes 8 7/8s, 2011	22,000	23,760
AES Corp. (The) 144A sec. notes 9s, 2015	175,000	189,000
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	240,000	258,000
ANR Pipeline Co. debs. 9 5/8s, 2021	180,000	236,023
CMS Energy Corp. sr. notes 8.9s, 2008	60,000	62,775
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	76,475
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	42,300
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	99,726
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	30,000	29,460
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	90,000	91,800
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	128,438
Edison Mission Energy sr. unsec 7 3/4s, 2016	75,000	78,375
Edison Mission Energy sr. unsec 7 1/2s, 2013	90,000	93,375
El Paso Corp. sr. notes 8.05s, 2030	115,000	123,338
El Paso Corp. sr. notes 7 3/8s, 2012	90,000	92,475
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	85,000	90,100
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	47,835
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	360,000	373,050
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	280,000	287,700
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	151,513

Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	280,000	303,800
Mirant North America, LLC company guaranty 7 3/8s, 2013	230,000	232,875
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	155,000	172,050
Monongahela Power Co. 1st mtge. 6.7s, 2014	90,000	96,754
Nevada Power Co. 2nd mtge. 9s, 2013	62,000	67,291
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	99,875
NRG Energy, Inc. sr. notes 7 3/8s, 2016	720,000	720,000
Orion Power Holdings, Inc. sr. notes 12s, 2010	125,000	141,563
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	110,000	111,601
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	145,000	146,450
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	35,955
Sierra Pacific Resources sr. notes 8 5/8s, 2014	165,000	178,173
Southern Union Co. jr. sub. FRN 7.2s, 2066	100,000	100,682
Teco Energy, Inc. notes 7.2s, 2011	35,000	36,925
Teco Energy, Inc. notes 7s, 2012	60,000	62,850
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,400
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	15,902
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	40,000	43,502
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	150,000	158,625
Utilicorp Canada Finance Corp. company guaranty
7 3/4s, 2011 (Canada)	140,000	148,619
Utilicorp United, Inc. sr. notes 9.95s, 2011	5,000	5,532
Williams Cos., Inc. (The) notes 8 3/4s, 2032	30,000	33,675
Williams Cos., Inc. (The) notes 8 1/8s, 2012	35,000	37,625
Williams Cos., Inc. (The) notes 7 5/8s, 2019	50,000	53,000
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	65,000	65,163
		5,654,405

Total corporate bonds and notes (cost $78,519,745)		$79,570,717

CONVERTIBLE PREFERRED STOCKS (37.3%)(a)
	Shares	Value

Banking (3.1%)
Marshall & Ilsley Corp. $1.625 cv. pfd.	58,500	$1,538,550
Sovereign Capital Trust IV $2.188 cv. pfd.	46,000	2,271,250
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	38,400	2,117,760
		5,927,560

Basic Materials (3.6%)
Bunge, Ltd. 4.875% cv. pfd.	10,775	1,108,478
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	1,900	2,650,500
Huntsman Corp. $2.50 cv. pfd.	25,500	1,000,875
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	101,920	2,420,600
		7,180,453

Capital Goods (4.0%)
Allied Waste Industries Ser. D, 6.25% cv. pfd.	4,060	1,382,430
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	31,900	4,182,888
Owens-Illinois, Inc. $2.375 cv. pfd.	63,770	2,343,548
		7,908,866

Communication Services (2.1%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd. (S)	35,300	1,623,094
Crown Castle International Corp. $3.125 cum. cv. pfd.	46,095	2,558,273
		4,181,367

Consumer Cyclicals (4.7%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	24,100	964,000
Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.	66,700	2,317,825
General Motors Corp. Ser. A, $1.125 cv. pfd.	141,300	3,550,163
Retail Ventures, Inc. $3.312 cv. pfd.	12,720	850,650
United Rentals Trust I $3.25 cv. pfd.	32,103	1,565,021
		9,247,659

Consumer Staples (2.5%)
Newell Financial Trust I $2.625 cum. cv. pfd.	35,400	1,685,925
Rite Aid Corp. $1.375 cum. cv. pfd.	20,800	534,768
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	1,406,200
Universal Corp. 6.75% cv. pfd.	1,070	1,246,015
		4,872,908

Energy (2.2%)
Chesapeake Energy Corp. 6.25% cv. pfd.	8,620	2,426,530
Hanover Compressor Capital Trust $3.625 cum. cv. pfd.	32,000	1,856,000
		4,282,530

Financial (1.0%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	20	1,990,340

Health Care (1.5%)
Schering-Plough Corp. $3.00 cv. pfd.	55,300	2,993,113

Insurance (2.7%)
Alleghany Corp. 5.75% cv. pfd.	3,800	1,214,575
Aspen Insurance Holdings, Ltd. $2.813 cv. pfd.
(Bermuda)	20,000	1,097,500

Conseco, Inc. $1.375 cum. cv. pfd.	58,300	1,428,350
IPC Holdings, Ltd. 7.25% cv. pfd. (Bermuda)	18,500	559,625
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	34,500	1,035,000
		5,335,050

Investment Banking/Brokerage (2.7%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	21,500	1,115,313
E*Trade Financial Corp. $1.531 cum. cv. pfd.	55,500	1,706,625
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.	40,190	1,095,178
Merrill Lynch & Co., Inc. Ser. JNC, 6.75% cv. pfd.	30,260	1,325,766
		5,242,882

Real Estate (1.9%)
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	99,200	2,492,400
Simon Property Group, Inc. $3.00 cv. pfd.	15,100	1,224,988
		3,717,388

Technology (1.1%)
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	2,100	2,150,400

Utilities & Power (4.2%)
El Paso Corp. 144A 4.99% cv. pfd.	1,300	1,680,738
El Paso Energy Capital Trust I $2.375 cv. pfd.	38,950	1,509,313
Entergy Corp. $3.813 cv. pfd.	40,900	2,418,213
NRG Energy, Inc. 5.75% cv. pfd.	4,100	1,119,300
Southern Union Co. $2.50 cv. pfd.	30,700	1,638,613
		8,366,177

Total convertible preferred stocks (cost $66,708,215)		$73,396,693

CONVERTIBLE BONDS AND NOTES (17.6%)(a)
	Principal amount	Value

Capital Goods (1.3%)
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$365,000	$374,581
GenCorp, Inc. cv. sub. notes 5 3/4s, 2007	2,030,000	2,093,438
		2,468,019

Communication Services (0.5%)
Charter Communications, Inc. cv. sr. notes 5 7/8s, 2009	500,000	696,875
Charter Communications, Inc. 144A cv. sr. notes
5 7/8s, 2009	130,000	181,188
		878,063

Consumer Cyclicals (3.2%)
ArvinMeritor, Inc. 144A cv. unsec. sr. notes
stepped-coupon 4 5/8s (zero%, 3/1/16) 2026 (STP)	1,040,000	1,140,100
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	1,700,000	1,700,000
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	1,541,000	1,450,466
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	1,300,000	1,067,625
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	900,000	875,250
		6,233,441

Consumer Staples (3.0%)
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero%, 3/15/13) 2035 (STP)	6,170,000	2,575,975
Rite Aid Corp. cv. notes 4 3/4s, 2006	1,060,000	1,060,000
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	2,055,000	1,870,050
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	420,000	380,100
		5,886,125

Energy (0.4%)
McMoran Exploration Co. cv. sr. notes 6s, 2008	690,000	879,750

Health Care (1.5%)
Connetics Corp. cv. sr. notes 2s, 2015	1,300,000	1,277,250
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	1,300,000	1,090,375
EPIX Medical, Inc. cv. sr. notes 3s, 2024	900,000	623,250
		2,990,875

Technology (5.4%)
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	980,000	991,025
Cray, Inc. cv. sr. sub. notes 3s, 2024	1,400,000	1,323,000
Fairchild Semiconductor International, Inc. cv.
company guaranty 5s, 2008	980,000	971,425
Kulicke & Soffa Industries, Inc. cv. sub. notes 1/2s,
2008	2,050,000	1,798,875
LSI Logic Corp. cv. sub. notes 4s, 2010	770,000	840,263
Lucent Technologies, Inc. cv. debs. Ser. B, 2 3/4s,
2025	450,000	471,375
Mentor Graphics Corp. cv. sub. notes FRN 7.018s, 2023	1,700,000	1,751,000
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	168,000
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,

2024			2,800,000	2,352,000
				10,666,963

Transportation (1.6%)
JetBlue Airways Corp. cv. sr. bonds 3 1/2s, 2033			1,750,000	1,671,250
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025			1,500,000	1,552,500
				3,223,750

Utilities & Power (0.7%)
XCEL Energy, Inc. 144A cv. notes 7 1/2s, 2007			720,000	1,346,400

Total convertible bonds and notes (cost $31,443,259)				$34,573,386

UNITS (2.0%)(a)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
5.71s, 2009 (Cayman Islands)			10	$1,209,300
Hercules, Inc. cv. units, 6.50%, 2029			2,020	1,727,100
XCL, Ltd. Equity Units (F)			406	997,858

Total units (cost $3,206,838)				$3,934,258

COMMON STOCKS (0.4%)(a)

			Shares	Value

Blount International, Inc. (NON)			9,940	$116,795
Boyd Gaming Corp.			3,424	145,006
Coinmach Service Corp. IDS (Income Deposit Securities)			665	11,731
Contifinancial Corp. Liquidating Trust Units (F)			574,207	57
Elizabeth Arden, Inc. (NON)			6,860	126,224
Knology, Inc. (NON)			32	320
Samsonite Corp. (NON)			155,734	182,986
Sterling Chemicals, Inc. (NON)			50	638
Sun Healthcare Group, Inc. (NON)			202	2,038
Triad Hospitals, Inc. (NON)			2,275	96,733
USA Mobility, Inc.			56	1,363
VS Holdings, Inc. (F)(NON)			28,292	1
WHX Corp. (NON)			3,964	37,063
Williams Cos., Inc. (The)			5,875	163,090

Total common stocks (cost $1,981,999)				$884,045

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a) (cost $156,102)

			Principal amount	Value

Argentina (Republic of) FRB 5.59s, 2012			$168,750	$157,333

PREFERRED STOCKS (--%)(a)
			Shares	Value

Ion Media Networks, Inc. 13.25% cum. pfd. (PIK)			5	$38,500
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			43	53,535

Total preferred stocks (cost $75,612)				$92,035

WARRANTS (--%)(a)(NON)
	Expiration
	date	Strike Price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$0.01	270	$3
MDP Acquisitions PLC 144A (Ireland)	10/1/13	EUR 0.001	119	3,332
Ubiquitel, Inc. 144A	4/15/10	$22.74	420	4

Total warrants (cost $28,984)				$3,339

SHORT-TERM INVESTMENTS (3.2%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			3,780,717	$3,780,717
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from December 1, 2006 to
January 19, 2007 (d)			$2,431,528	2,426,690

Total short-term investments (cost $6,207,407)				$6,207,407

TOTAL INVESTMENTS

Total investments (cost $188,328,161)(b)				$198,819,213

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/06 (aggregate face value $3,265,151) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$3,362,900	$3,265,151	12/20/06	$(97,749)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A.
Celestica, Inc. 7 7/8%,
7/1/11	$--	$125,000	9/20/11	285 bp	$1,935

Ford Motor Co., 7.45%,
7/16/31	--	80,000	6/20/07	620 bp	2,950

Visteon Corp., 7%,
3/10/14	--	100,000	6/20/09	605 bp	6,744

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	175,000	9/20/07	(487.5 bp)	(5,843)

Ford Motor Co., 7.45%,
7/16/31	--	210,000	9/20/08	725 bp	17,097

Ford Motor Co., 7.45%,
7/16/31	--	35,000	9/20/07	(485 bp)	(1,160)

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	112,000	6/20/07	595 bp	3,920

Visteon Corp., 7%,
3/10/14	--	100,000	6/20/09	535 bp	5,064

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	80,000	6/20/07	630 bp	3,010

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	108,000	(a)	2.461%	9,440

General Motors Corp.,
7 1/8%, 7/15/13	--	175,000	9/20/08	620 bp	14,014

General Motors Corp.,
7 1/8%, 7/15/13	--	175,000	9/20/07	(427.5 bp)	(5,785)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/07	(425 bp)	(1,149)

General Motors Corp.,
7 1/8%, 7/15/13	--	35,000	9/20/08	620 bp	2,803

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	40,000	9/20/11	(108 bp)	(428)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	80,000	6/20/07	635 bp	3,039

Ford Motor Co., 7.45%,
7/16/31	--	100,000	6/20/07	665 bp	4,023

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(579)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	550 bp	1,580

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(350 bp)	(760)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,755

Lehman Brothers Special Financing, Inc.
General Motors Corp.,
7 1/8%,7/15/13	--	200,000	12/20/06	750 bp	3,742

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	85,000	9/20/07	(345 bp)	(1,642)

Ford Motor Co., 7.45%,
7/16/31	--	85,000	9/20/08	570 bp	4,794

General Motors Corp.,
7 1/8%, 7/15/13	--	120,000	9/20/07	(335 bp)	(2,860)

General Motors Corp.,
7 1/8%, 7/15/13	--	120,000	9/20/08	500 bp	7,021

Morgan Stanley Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/07	(345 bp)	(579)

Ford Motor Co., 7.45%,
7/16/31	--	30,000	9/20/08	560 bp	1,636

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/07	(335 bp)	(715)

General Motors Corp.,
7 1/8%, 7/15/13	--	30,000	9/20/08	500 bp	1,755

Nalco, Co.
7.75%,11/15/11	--	60,000	12/20/11	210 bp	673

Total					$75,495

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $196,938,366.

(b) The aggregate identified cost on a tax basis is $188,199,082, resulting in gross unrealized appreciation and depreciation of $15,045,170 and $4,425,039, respectively, or net unrealized appreciation of $10,620,131.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2006 was $170,170 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2006, the value of securities loaned amounted to $2,375,323. Certain of these securities were sold prior to period-end. The fund received cash collateral of $2,426,690 which is pooled with collateral of other Putnam funds into 48 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $48,061 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $17,606,859 and $16,126,771, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

At November 30, 2006, liquid assets totaling $2,855,000 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2006.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007